NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
11.	NON-CONTROLLING INTERESTS

In November 2020, the Company’s subsidiary, 1 Pharmacy Technology issued 32,500,000 ordinary shares to 13 LLPs founded by the employees of 1 Pharmacy Technology with the total consideration of RMB 32,500. With full shareholders’ rights of these ordinary shares issued to the LLPs, these shares are accounted as non-controlling interest of 1 Pharmacy Technology. The shares issued to the employees in each LLP are not outstanding shares but are restricted with 50% of the shares vesting within two years from the issuance date and the remaining 50% vesting evenly on an annual basis over the 2 years thereafter, which are also subject to adjustment based on performance condition. Such arrangement was entered into to provide a share incentive plan to the employees of 1 Pharmacy Technology (“Employee ownership plan of 1 Pharmacy Technology”). Share-based compensation was recognized over the vesting period based on the excess of the fair value of these shares over the issuance price (see Note 14). In July 2024, the Company’s subsidiary, Yao Wang Corporation Limited had repurchased an aggregate of 13,521,445 ordinary shares of 1 Pharmacy Technology from departed employees and unvested options at cost for total cash consideration of RMB13,521. Repurchased shares were reserved from reissuance to employees based on performance conditions.

Non-controlling interest (“NCI”) was recognized at RMB2,935 based on the proportional net assets of 1 Pharmacy Technology, with the difference of RMB16,456 recognized as a deduction to additional paid-in capital as of December 31, 2024. For the years ended December 31, 2022, 2023 and 2024, RMB15,281, RMB16,829 and RMB8,398 was recorded as net loss attributable to the NCI shareholders.